Borrowings - Schedule of Current and Non-Borrowings (Details) (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Non-current
Total non current borrowings	€ 724,052	€ 723,975	[1]	€ 550,812	[1]
Current
Total current borrowings	108,760	11,482	[1]	4,951	[1]
Total borrowings	832,812	735,457		555,763
Senior Secured Notes 6.0%, due 2020 [member]
Non-current
Total non current borrowings	628,141	629,327		475,503
Mortgages [member]
Non-current
Total non current borrowings	45,386	43,508		40,727
Current
Total current borrowings	8,254	10,904		3,346
Finance lease liabilities [member]
Non-current
Total non current borrowings	50,525	51,140		34,582
Current
Total current borrowings	602	€ 578
2017 Senior Secured Revolving Facility [member]
Current
Total current borrowings	€ 99,904
Other loans [member]
Current
Total current borrowings				€ 1,605

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.